Commitments and Contingencies - Additional Information (Detail) - USD ($)	Mar. 21, 2016	Mar. 20, 2016	Mar. 31, 2016
Commitment And Contingencies [Line Items]
Accrued liability for legal contingencies			$ 14,000,000
Undiscounted reserve for environmental remediation			$ 56,000,000
Apollo Exploration Lawsuit [Member]
Commitment And Contingencies [Line Items]
Plaintiffs alleged damages	$ 500,000,000
Minimum [Member] | Apollo Exploration Lawsuit [Member]
Commitment And Contingencies [Line Items]
Plaintiffs alleged damages		$ 1,100,000,000.0